Leases - Disclosure of lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Balance at beginning of period	$ 32,990	$ 35,348
Additions	163	1,016
Cash paid for rent - principal - financing cash flow	(4,025)	(3,375)	$ (2,908)
Cash paid for rent - interest	(1,982)	(2,181)
Interest expense	1,982	2,181	2,354
Balance at end of period	$ 29,128	$ 32,990	$ 35,348